Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of consolidated financial statements
Subsidiaries	Place incorporated	Ownership percentage
CACM	New York, USA	100%
Color Sky	Hong Kong	100%
Modern Pleasure	Hong Kong	100%
Color Metaverse	Singapore	100%
Color Star Ohio	Ohio, USA	100%

Schedule of disaggregated information of revenues
	For the Years Ended June 30,
	2022	2021	2020

Online music education academy subscription	$16,519,081	$4,453,957	$-
Online concert subscription	-	2,330,000	-
Total revenue	$16,519,081	$6,783,957	$-

Schedule of estimated useful lives of assets
Useful life
Performance equipment	10 years
Office equipment	5 years